UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2008
                                                 ------------------

Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LS POWER PARTNERS II, LP
Address:      1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         JAMES BARTLETT
Title:        PRESIDENT
Phone:        212-615-3425

Signature, Place, and Date of Signing:

    Signature                       Place                   Date of Signing
/S/ JAMES BARTLETT               NEW YORK, NY              NOVEMBER 13, 2008
------------------               ------------              -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          3
                                                 -

Form 13F Information Table Value Total:          $861,604.52
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                     NONE


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


     Form 13F INFORMATION TABLE (09/30/08)

    COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X1000)    PRN AMOUNT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
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
------------------------------------------------------------------------------------------------------------------------------------
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CALPINE CORPORATION
CMN                    Common Stock     131347304    190,698.72   14,669,132.00 SH          SOLE                 14,669,132
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PPL CORPORATION
CMN                    Common Stock     69351T106    493,598.36   13,333,289.00 SH          SOLE                 13,333,289
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TRANSALTA CORPORATION
CMN                    Common Stock     89346D107    177,307.45    6,452,236.00 SH          SOLE                  6,452,236
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                                                     861,604.52
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